Loans Measured At Amortized Cost(Table)	12 Months Ended
Dec. 31, 2020
Trade And Other Receivables Abstract [Abstract]
Schedule Of Details Of Loans Table Text Block [Text Block]

Details of loans as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Loans measured at amortized cost	￦	341,363,805	￦	379,734,020
Deferred loan origination fees and costs		728,270		716,327
Less: Allowances for credit losses		(2,408,016)		(3,283,363)

Carrying amount	￦	339,684,059	￦	377,166,984

Schedule Of Details Of Loans For Other Banks Table Text Block [Text Block]

Details of loans to banks as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Loans measured at amortized cost	￦	4,011,246	￦	5,577,728
Less: Allowances for credit losses		(432)		(682)

Carrying amount	￦	4,010,814	￦	5,577,046

Schedule Of Details Of Loan Types And Customer Types Of Loans Other Than Banks Table Text Block [Text Block]

Details of loan types and customer types of loans to customers other than banks as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Loans in Korean won	￦	159,232,495	￦	130,383,260	￦	—	￦	289,615,755
Loans in foreign currencies		433,399		8,125,029		—		8,558,428
Domestic import usance bills		—		2,617,862		—		2,617,862
Off-shore funding loans		—		1,387,798		—		1,387,798
Call loans		—		610,001		—		610,001
Bills bought in Korean won		—		2,843		—		2,843
Bills bought in foreign currencies		—		2,158,877		—		2,158,877
Guarantee payments under acceptances and guarantees		36		3,312		—		3,348
Credit card receivables in Korean won		—		—		18,642,111		18,642,111
Credit card receivables in foreign currencies		—		—		6,299		6,299
Bonds purchased under repurchase agreements		—		6,149,458		—		6,149,458
Privately placed bonds		—		971,414		—		971,414
Factored receivables		117		167		—		284
Lease receivables		1,385,617		194,576		—		1,580,193
Loans for installment credit		5,737,458		38,700		—		5,776,158

		166,789,122		152,643,297		18,648,410		338,080,829

Proportion (%)		49.33		45.15		5.52		100.00
Less: Allowances for credit losses		(711,322)		(956,554)		(739,708)		(2,407,584)

	￦	166,077,800	￦	151,686,743	￦	17,908,702	￦	335,673,245

	December 31, 2020
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Loans in Korean won	￦	175,062,187	￦	142,812,751	￦	—	￦	317,874,938
Loans in foreign currencies		3,092,630		16,159,722		—		19,252,352
Domestic import usance bills		—		2,152,059		—		2,152,059
Off-shore funding loans		—		1,203,737		—		1,203,737
Call loans		—		1,582,251		—		1,582,251
Bills bought in Korean won		—		1,620		—		1,620
Bills bought in foreign currencies		—		1,739,262		—		1,739,262
Guarantee payments under acceptances and guarantees		10		8,011		—		8,021
Credit card receivables in Korean won		—		—		18,734,560		18,734,560
Credit card receivables in foreign currencies		—		—		63,071		63,071
Bonds purchased under repurchase agreements		—		3,175,080		—		3,175,080
Privately placed bonds		—		1,154,162		—		1,154,162
Factored receivables		104		3		—		107
Lease receivables		1,105,001		335,582		—		1,440,583
Loans for installment credit		6,440,521		50,295		—		6,490,816

		185,700,453		170,374,535		18,797,631		374,872,619

Proportion (%)		49.54		45.45		5.01		100.00
Less: Allowances for credit losses		(910,088)		(1,671,098)		(701,495)		(3,282,681)

	￦	184,790,365	￦	168,703,437	￦	18,096,136	￦	371,589,938

Schedule Of Changes In Deffered Loan Origination Fees And Costs Table Text Block [Text Block]

Changes in deferred loan origination fees and costs for the years ended December 31, 2019 and 2020, are as follows:

	2019
	Beginning		Increase		Decrease		Others		Ending
	(In millions of Korean won)
Deferred loan origination costs
Loans in Korean won	￦	664,237	￦	387,420	￦	(406,352)	￦	—	￦	645,305
Others		119,780		56,030		(79,432)		—		96,378

		784,017		443,450		(485,784)		—		741,683

Deferred loan origination fees
Loans in Korean won		9,055		7,238		(7,693)		—		8,600
Others		21,836		3,415		(20,439)		1		4,813

		30,891		10,653		(28,132)		1		13,413

	￦	753,126	￦	432,797	￦	(457,652)	￦	(1)	￦	728,270

	2020
	Beginning		Increase		Decrease		Business combination		Others		Ending
	(In millions of Korean won)
Deferred loan origination costs
Loans in Korean won	￦	645,305	￦	502,044	￦	(473,392)	￦	—	￦	—	￦	673,957
Others[1]		96,378		53,345		(63,509)		9,376		—		95,590

		741,683		555,389		(536,901)		9,376		—		769,547

Deferred loan origination fees
Loans in Korean won		8,600		6,681		(6,133)		—		—		9,148
Others[2]		4,813		21,636		(26,396)		48,117		(4,098)		44,072

		13,413		28,317		(32,529)		48,117		(4,098)		53,220

	￦	728,270	￦	527,072	￦	(504,372)	￦	(38,741)	￦	4,098	￦	716,327

[1]	Includes deferred loan origination costs to credit card receivables, loans for installment credit and financial lease receivables.
[2]	Includes deferred loan origination fees to loans in foreign currencies from PT Bank Bukopin TBK and PRASAC Microfinance Institution Limited.